UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31,
Date of reporting period:	March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AFRICA ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Australia: 1.1%
168,665	Aquarius Platinum Ltd. * #	$122,648
288,584	Paladin Energy Ltd. * #	300,636
169,803	Perseus Mining Ltd. * #	318,420
244,279	Resolute Mining Ltd. #	339,283
		1,080,987
Canada: 4.1%
177,433	First Quantum Minerals Ltd. †	3,374,187
74,089	Nevsun Resources Ltd.	285,869
101,778	Semafo, Inc.	254,458
		3,914,514
Egypt: 14.6%
790,333	Commercial International Bank Egypt SAE	3,557,227
424,160	Egyptian Financial Group-Hermes Holding SAE * #	627,315
899,642	Egyptian Kuwaiti Holding Co. #	1,078,943
106,275	El Sewedy Electric Co.	297,124
118,893	Orascom Construction Industries *	4,215,663
3,470,904	Orascom Telecom Holding SAE * #	2,251,638
3,332,067	Orascom Telecom Media And Technology Holding SAE	352,649
1,447,316	Talaat Moustafa Group * #	802,236
451,806	Telecom Egypt	879,298
		14,062,093
Kenya: 1.3%
3,185,050	Equity Bank Ltd.	1,238,631
Morocco: 9.8%
87,883	Attijariwafa Bank #	3,256,143
61,864	Banque Centrale Populaire	1,374,692
56,998	Banque Marocaine du Commerce Exterieur	1,121,436
183,414	Douja Promotion Groupe Addoha S.A.	1,254,545
197,767	Maroc Telecom #	2,422,661
		9,429,477
Nigeria: 24.7%
43,183,178	First Bank Nigeria Holdings Plc #	5,397,376
38,570,561	Guaranty Trust Bank Plc #	6,354,723
4,603,590	Nigerian Breweries Plc #	4,722,636
41,026,704	United Bank for Africa Plc * #	2,064,505
39,055,194	Zenith Bank Ltd. #	5,242,268
		23,781,508
South Africa: 24.7%
43,199	ABSA Group Ltd. #	730,139
52,344	AngloGold Ashanti Ltd. #	1,234,472
42,968	Aspen Pharmacare Holdings Ltd. #	895,126
36,738	Bidvest Group Ltd. #	970,615
354,529	FirstRand Ltd. #	1,245,555
99,725	Gold Fields Ltd. #	772,026
74,266	Impala Platinum Holdings Ltd. #	1,098,739
213,873	MTN Group Ltd. † #	3,766,771
56,332	Naspers Ltd. #	3,517,803
65,768	Remgro Ltd. #	1,313,209
255,495	Sanlam Ltd. #	1,314,398
69,648	Sasol Ltd. #	3,091,253
50,699	Shoprite Holdings Ltd. #	1,010,793
174,178	Standard Bank Group Ltd. #	2,247,970
42,715	Vodacom Group Ltd. † #	511,598
		23,720,467
United Kingdom: 20.0%
104,570	Acergy S.A. #	2,461,048
404,657	Afren Plc * #	874,053
92,540	African Minerals Ltd. * #	326,099
158,535	Lonmin Plc * † #	703,595
1,711,327	Old Mutual Plc #	5,284,118
139,400	Petra Diamonds Ltd. * #	269,595
34,229	Randgold Resources Ltd. (ADR)	2,943,009
338,156	Tullow Oil Plc #	6,326,036
		19,187,553
Total Common Stocks (Cost: $92,585,156)		96,415,230
REAL ESTATE INVESTMENT TRUST: 0.0% (Cost: $727)
Nigeria: 0.0%
40,301	Afriland Properties Plc * # §	567
MONEY MARKET FUND: 0.0% (Cost: $3,995)
3,995	Dreyfus Government Cash Management Fund	3,995
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $92,589,878)		96,419,792
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 6.4% (Cost: $6,149,155)
6,149,155	Bank of New York Overnight Government Fund	6,149,155
Total Investments: 106.7% (Cost: $98,739,033)		102,568,947
Liabilities in excess of other assets: (6.7)%		(6,430,311)
NET ASSETS: 100.0%		$96,138,636

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,885,774.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $75,267,009 which represents 78.3% of net assets.
§	Illiquid Security – the aggregate value of illiquid securities is $567 which represents 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	16.0%	$15,434,289
Communications	14.2	13,702,418
Consumer, Non-cyclical	6.9	6,629,122
Diversified	3.5	3,362,767
Energy	10.0	9,661,137
Financial	44.7	43,113,277
Industrial	4.7	4,512,787
Money Market Fund	0.0	3,995
	100.0%	$96,419,792

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,080,987	$—	$1,080,987
Canada	3,914,514	—	—	3,914,514
Egypt	9,301,961	4,760,132	—	14,062,093
Kenya	1,238,631	—	—	1,238,631
Morocco	3,750,673	5,678,804	—	9,429,477
Nigeria	—	23,781,508	—	23,781,508
South Africa	—	23,720,467	—	23,720,467
United Kingdom	2,943,009	16,244,544	—	19,187,553
Real Estate Investment Trust*	—	567	—	567
Money Market Funds	6,153,150	—	—	6,153,150
Total	$27,301,938	$75,267,009	$—	$102,568,947

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended March 31, 2013, transfers of securities from Level 1 to Level 2 were $19,802,970 and transfers from Level 2 to Level 1 were $2,201,493. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

BRAZIL SMALL-CAP INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 80.8%
Basic Materials: 3.7%
6,849,168	Beadell Resources Ltd. (AUD) * #	$6,511,081
1,121,201	Colossus Minerals, Inc. (CAD) *	3,388,381
7,994,587	Mirabela Nickel Ltd. (AUD) * #	2,347,661
2,559,584	MMX Mineracao e Metalicos S.A. *	2,799,298
1,329,150	Paranapanema S.A. *	3,650,517
		18,696,938
Communications: 2.5%
651,900	B2W Cia Global Do Varejo *	4,806,785
1,768,198	NII Holdings, Inc. (USD) * †	7,656,297
		12,463,082
Consumer, Cyclical: 16.4%
349,500	Arezzo Industria e Comercio S.A.	7,037,563
317,400	Autometal S.A.	3,238,791
3,344,758	Brookfield Incorporacoes S.A.	4,154,568
2,428,700	Even Construtora e Incorporadora S.A.	11,778,429
1,287,081	Gol Linhas Aereas Inteligentes S.A. (ADR) *	7,658,132
823,800	Grendene S.A.	8,760,837
451,450	International Meal Co. Holdings S.A.	5,696,882
686,050	Iochpe Maxion S.A.	9,013,796
449,600	Magazine Luiza S.A.	2,038,023
421,800	Mahle-Metal Leve S.A. Industria e Comercio	5,844,563
528,350	Marisa Lojas S.A.	7,870,016
259,800	Positivo Informatica S.A. *	528,407
1,150,850	Restoque Comercio e Confeccoes de Roupas S.A.	5,307,892
937,400	Tecnisa S.A.	3,919,847
		82,847,746
Consumer, Non-cyclical: 26.7%
207,300	Abril Educacao S.A.	4,872,819
562,050	American Banknote S.A.	10,847,433
1,255,700	Brazil Pharma S.A.	8,854,992
2,255,100	Diagnosticos da America S.A.	13,045,710
937,280	Estacio Participacoes S.A.	20,362,040
805,000	Fleury S.A.	7,608,809
2,567,900	Marfrig Alimentos S.A. *	10,725,263
887,100	Mills Estruturas e Servicos de Engenharia S.A.	14,311,251
899,500	Minerva S.A.	5,831,226
1,472,050	Qualicorp S.A. *	14,795,168
465,850	Santos Brasil Participacoes S.A.	6,962,103
520,100	Sao Martinho S.A.	7,322,452
520,150	SLC Agricola S.A.	4,798,019
355,300	Technos S.A.	4,668,175
		135,005,460
Energy: 2.5%
2,135,400	HRT Participacoes em Petroleo S.A. *	3,518,932
1,077,700	QGEP Participacoes S.A.	6,394,469
13,755,463	Vanguarda Agro S.A. *	2,927,056
		12,840,457
Financial: 19.4%
766,250	Aliansce Shopping Centers S.A.	9,100,581
1,331,300	Brasil Brokers Participacoes S.A.	4,743,466
626,000	Brasil Insurance Participacoes e Administracao S.A.	6,939,206
562,750	EZ Tec Empreendimentos e Participacoes S.A.	7,555,317
2,255,043	Gafisa S.A. (ADR) *	8,817,218
983,740	GP Investments Ltd. (BDR) *	2,448,701
912,400	Helbor Empreendimentos S.A.	6,095,460
486,400	Iguatemi Empresa de Shopping Centers S.A.	6,137,919
944,700	JHSF Participacoes S.A.	3,599,748
318,961	LPS Brasil Consultoria de Imoveis S.A.	5,664,981
2,561,700	Odontoprev S.A.	11,726,203
11,302,950	PDG Realty S.A. Empreendimentos e Participacoes	17,395,608
2,805,892	Rossi Residencial S.A.	4,276,703
276,400	Sonae Sierra Brasil S.A.	3,809,348
		98,310,459
Industrial: 2.8%
2,205,500	LLX Logistica S.A. *	2,291,995
1,919,765	Magnesita Refratarios S.A.	6,840,187
906,750	OSX Brazil S.A. *	1,875,648
217,000	Tegma Gestao Logistica S.A.	3,436,348
		14,444,178

Utilities: 6.8%
642,650	Cia de Saneamento de Minas Gerais-COPA S.A.	15,694,558
1,109,022	Equatorial Energia S.A.	11,140,986
759,800	Light S.A.	7,519,980
		34,355,524
Total Common Stocks (Cost: $418,930,006)		408,963,844
PREFERRED STOCKS: 19.1%
Basic Materials: 0.5%
471,000	Cia de Ferro Ligas da Bahia	2,727,057
Communications: 0.6%
203,800	Saraiva S.A. Livreiros Editores	2,833,987
142,760	Telecomunicacoes Brasileiras S.A. *	387,146
		3,221,133
Consumer, Cyclical: 5.2%
911,865	Alpargatas S.A.	6,137,010
1,764,600	Marcopolo S.A.	12,530,996
1,224,150	Randon Implementos e Participacoes S.A.	7,632,953
		26,300,959
Consumer, Non-cyclical: 4.6%
1,133,500	Anhanguera Educacional Participacoes S.A.	18,286,329
362,650	Contax Participacoes S.A.	4,737,825
		23,024,154
Financial: 6.0%
559,117	Banco ABC Brasil S.A.	4,523,847
558,650	Banco Industrial e Comercial S.A.	1,658,741
1,728,113	Banco Panamericano S.A. *	6,037,599
1,787,563	Sul America S.A.	17,860,149
		30,080,336
Utilities: 2.2%
247,650	Cia Energetica do Ceara	6,127,675
1,026,650	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	5,024,653
		11,152,328
Total Preferred Stocks (Cost: $72,426,442)		96,505,967
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $491,356,448)		505,469,811
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.5% (Cost: $7,641,842)
7,641,842	Bank of New York Overnight Government Fund	7,641,842
Total Investments: 101.4% (Cost: $498,998,290)		513,111,653
Liabilities in excess of other assets: (1.4)%		(7,228,840)
NET ASSETS: 100.0%		$505,882,813

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,344,659.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,858,742 which represents 1.8% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$9,838,196	$8,858,742	$—	$18,696,938
Communications	12,463,082	—	—	12,463,082
Consumer, Cyclical	82,847,746	—	—	82,847,746
Consumer, Non-cyclical	135,005,460	—	—	135,005,460
Energy	12,840,457	—	—	12,840,457
Financial	98,310,459	—	—	98,310,459
Industrial	14,444,178	—	—	14,444,178
Utilities	34,355,524	—	—	34,355,524
Preferred Stocks*	96,505,967	—	—	96,505,967
Money Market Fund	7,641,842	—	—	7,641,842
Total	$504,252,911	$8,858,742	$—	$513,111,653

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

CHINA ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
MONEY MARKET FUNDS: 58.0%
5,689,798	Blackrock Federal Fund (a)	$5,689,798
5,689,798	Dreyfus Government Cash Management Fund (a)	5,689,798
5,689,798	Federated Government Obligation Fund (a)	5,689,798
5,689,797	Fidelity Institutional Money Market Government Fund Class 1 (a)	5,689,797
Total Money Market Funds (Cost: $22,759,191)		22,759,191
Other assets less liabilities: 42.0%		16,451,362
NET ASSETS: 100.0%		$39,210,553

As of March 31, 2013, the Fund had an outstanding swap contract with the following terms:

Total Return Swap Contracts - Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate	Rate paid by the Fund at 03/31/13	Termination Date	% of Net Assets	Unrealized Depreciation
Credit Suisse Securities (Europe) Limited	CSI 300 Total Return Index	$41,261,999	3-Month Libor Plus 0.75%	1.05%	04/18/13	(5.4)%	$(2,126,699)

(a)	All or a portion of these securities are segregated for swap collateral.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Money Market Funds	100.0%	$22,759,191

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Money Market Funds	$22,759,191	$—	$—	$22,759,191
Other Financial Instruments:
Swap Contracts	$—	$(2,126,699)	$—	$(2,126,699)

See Notes to Schedules of Investments

COLOMBIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 82.5%
Basic Materials: 2.4%
9,190	Continental Gold Ltd. (CAD) *	$58,984
27,470	Gran Colombia Gold Corp. (CAD) *	7,436
		66,420
Consumer, Cyclical: 4.3%
6,787	Almacenes Exito S.A.	122,690
Consumer, Non-cyclical: 5.0%
9,868	Grupo Nutresa S.A.	140,547
Energy: 23.5%
7,323	Canacol Energy Ltd. (CAD) *	24,005
4,138	Ecopetrol S.A. (ADR) †	225,604
22,258	Gran Tierra Energy, Inc. (USD) *	130,877
9,389	Pacific Rubiales Energy Corp. (CAD)	198,159
9,283	Parex Resources, Inc. (CAD) *	42,310
7,385	Petrominerales Ltd. (CAD) †	44,927
		665,882
Financial: 25.8%
11,188	BanColombia S.A.	176,507
3,184	BanColombia S.A. (ADR)	201,388
1,699,795	Bolsa de Valores de Colombia S.A.	28,214
6,702	Corp Financiera Colombiana S.A.	129,451
180	Corp Financiera Colombiana S.A. * #	3,477
8,952	Grupo de Inversiones Suramericana S.A.	191,251
		730,288
Industrial: 10.3%
27,832	Cementos Argos S.A.	132,642
12,997	Grupo Argos S.A.	154,924
832,327	Tableros y Maderas de Caldas S.A.	3,602
		291,168
Utilities: 11.2%
30,787	Cia Colombiana de Inversiones S.A.	94,444
25,067	Interconexion Electrica S.A. E.S.P.	123,584
71,965	Isagen S.A. E.S.P.	100,132
		318,160
Total Common Stocks (Cost: $2,322,373)		2,335,155
PREFERRED STOCKS: 17.6%
Financial: 13.1%
9,120	Banco Davivienda S.A.	129,893
155,501	Grupo Aval Acciones y Valores	109,886
6,034	Grupo de Inversiones Suramericana S.A.	129,571
		369,350
Industrial: 4.5%
10,779	Grupo Argos S.A.	128,368
Total Preferred Stocks (Cost: $428,233)		497,718
MONEY MARKET FUND: 2.6% (Cost: $74,108)
74,108	Dreyfus Government Cash Management Fund	74,108
Total Investments Before Collateral for Securities Loaned: 102.7% (Cost: $2,824,714)		2,906,981
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 7.7% (Cost: $217,676)
217,676	Bank of New York Overnight Government Fund	217,676
Total Investments: 110.4% (Cost: $3,042,390)		3,124,657
Liabilities in excess of other assets: (10.4)%		(295,518)
NET ASSETS: 100.0%		$2,829,139

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $210,348.

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$66,420	$—	$—	$66,420
Consumer, Cyclical	122,690	—	—	122,690
Consumer, Non-cyclical	140,547	—	—	140,547
Energy	665,882	—	—	665,882
Financial	726,811	3,477	—	730,288
Industrial	291,168	—	—	291,168
Utilities	318,160	—	—	318,160
Preferred Stocks*	497,718	—	—	497,718
Money Market Funds	291,784	—	—	291,784
Total	$3,121,180	$3,477	$—	$3,124,657

* See Schedule of Investments for security type and industry sector breakouts.

During the period ended March 31, 2013, transfers of securities from Level 1 to Level 2 were $3,477. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Basic Materials: 21.3%
2,164,409	Cenatamin Plc (GBP) * #	$1,632,527
239,222	Egyptian Financial & Industrial Co. *	296,432
1,172,058	Ezz Steel #	1,582,919
76,191	OCI NV (USD) *	2,438,112
904,174	Sidi Kerir Petrochemcials Co.	1,776,969
		7,726,959
Communications: 17.2%
867,005	Orascom Telecom Holding SAE (GDR) * † Reg S	2,757,076
3,104,159	Orascom Telecom Media And Technology Holding SAE (GDR) † Reg S	1,489,996
1,031,700	Telecom Egypt	2,007,880
		6,254,952
Consumer, Cyclical: 1.5%
1,044,704	Arab Cotton Ginning Co.	551,295
Consumer, Non-cyclical: 4.6%
1,457,044	Juhayna Food Industries	1,676,991
Diversified: 6.8%
2,053,789	Egyptian Kuwaiti Holding Co. (USD) #	2,463,115
Energy: 8.5%
2,291,892	Circle Oil Plc (GBP) *	556,820
751,132	Maridive & Oil Services SAE (USD) * #	833,962
198,708	Transglobe Energy Corp. (CAD) *	1,701,619
		3,092,401
Financial: 35.8%
4,329,352	Amer Group Holding	356,375
3,231,018	Citadel Capital Corp. *	1,557,792
641,852	Commercial International Bank Egypt SAE	2,888,926
1,158,493	Egyptian Financial Group-Hermes Holding SAE * #	1,713,362
2,847,811	Egyptian for Tourism Resorts Co. *	389,306
433,971	National Societe Generale Bank SAE	1,957,097
2,520,158	Palm Hills Developments SAE *	752,004
1,510,203	Pioneers Holding *	885,737
312,993	Six of October Development & Investment Co. *	889,790
2,917,804	Talaat Moustafa Group * #	1,617,317
		13,007,706
Industrial: 4.5%
468,238	El Sewedy Electric Co.	1,309,102
9,872	Orascom Construction Industries (GDR) * Reg S	341,374
		1,650,476
Total Common Stocks (Cost: $42,369,026)		36,423,895
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.7% (Cost: $264,346)
264,346	Bank of New York Overnight Government Fund	264,346
Total Investments: 100.9% (Cost: $42,633,372)		36,688,241
Liabilities in excess of other assets: (0.9)%		(312,656)
NET ASSETS: 100.0%		$36,375,585

CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $250,327.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,843,202 which represents 27.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$4,511,513	$3,215,446	$—	$7,726,959
Communications	6,254,952	—	—	6,254,952
Consumer, Cyclical	551,295	—	—	551,295
Consumer, Non-cyclical	1,676,991	—	—	1,676,991
Diversified	—	2,463,115	—	2,463,115
Energy	2,258,439	833,962	—	3,092,401
Financial	9,677,027	3,330,679	—	13,007,706
Industrial	1,650,476	—	—	1,650,476
Money Market Fund	264,346	—	—	264,346
Total	$26,845,039	$9,843,202	$—	$36,688,241

During the period ended March 31, 2013, transfers of securities from Level 1 to Level 2 were $6,121,474 and transfers from Level 2 to Level 1 were $4,345,608. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GERMANY SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.2%
Basic Materials: 8.2%
831	H&R WASAG A.G.	$10,527
1,959	SGL Carbon S.E. #	77,375
7,455	Symrise A.G. #	296,349
		384,251
Communications: 5.7%
2,652	ADVA A.G. Optical Networking * #	12,312
2,765	Drillisch A.G. #	50,723
6,924	Freenet A.G. #	168,714
6,348	QSC A.G. #	21,359
1,255	Stroer Out-of-Home Media A.G. * #	12,904
		266,012
Consumer, Cyclical: 12.8%
1,519	BayWa A.G. #	71,838
1,239	Beter Bed Holding NV #	22,756
1,564	CTS Eventim A.G. #	53,151
370	Delticom A.G. † #	17,069
2,108	ElringKlinger A.G. #	64,096
1,623	Gerry Weber International A.G. #	71,091
776	Grammer A.G. #	21,688
2,142	NORMA Group A.G. #	67,684
6,402	Praktiker A.G. * #	9,356
221	Rational A.G. #	66,575
3,144	SAF-Holland S.A. * #	24,718
216	Tipp24 S.E. *	11,513
9,272	TUI A.G. * #	99,942
		601,477
Consumer, Non-cyclical: 14.8%
2,005	Algeta ASA (NOK) * #	67,624
295	Bertrandt A.G. #	34,550
1,973	Carl Zeiss Meditec A.G. #	62,540
4,931	Evotec A.G. * #	14,270
987	GFK S.E.	49,866
1,554	Hamburger Hafen und Logistik AG #	34,011
1,393	Morphosys A.G. * #	57,143
777	Sixt A.G. #	15,282
4,072	Stada Arzneimittel A.G. † #	167,346
7,000	Wirecard A.G. #	194,275
		696,907
Energy: 0.7%
1,296	CropEnergies A.G.	10,158
3,772	Nordex S.E. * #	23,562
		33,720
Financial: 19.4%
2,946	Aareal Bank A.G. * #	62,755
4,596	Alstria Office A.G.	51,876
4,385	CA Immobilien Anlagen A.G. #	57,909
1,860	Comdirect Bank A.G.	19,554
3,846	Conwert Immobilien Invest S.E. #	42,042
635	Deutsche Beteiligungs A.G. #	15,360
2,992	Deutsche Euroshop A.G. #	121,407
9,689	Deutsche Wohnen A.G. #	176,570
1,775	DIC Asset A.G. #	17,789
4,150	GAGFAH S.A. * #	51,085
3,292	GSW Immobilien A.G. #	130,587
43,399	Hansteen Holdings Plc (GBP) #	56,897
10,087	IVG Immobilien A.G. * #	8,506
8,791	TAG Immobilien A.G.	100,806
		913,143
Industrial: 26.6%
620	Asian Bamboo A.G.	3,344
2,337	Aurubis A.G. #	148,984
4,001	Balda A.G. #	23,634
618	Bauer A.G. #	15,831
2,082	Canadian Solar, Inc. (USD) * †	7,204
996	CENTROTEC Sustainable A.G. #	18,825
1,927	Deutz A.G. * #	10,172
828	Duerr A.G. #	90,600
1,915	Gerresheimer A.G. #	110,367
3,337	Gildemeister A.G. #	70,523
16,238	Heidelberger Druckmaschinen A.G. * #	37,583
1,156	Indus Holding A.G. #	35,810
2,857	Jenoptik A.G. #	29,620
6,362	Kloeckner & Co. S.E. * #	90,414
920	Krones A.G. #	65,464
1,505	KUKA A.G. * #	65,926
2,265	Leoni A.G. #	88,182
622	Pfeiffer Vacuum Technology A.G. #	68,913
2,635	Rheinmetall A.G. #	122,459
1,931	Rofin-Sinar Technologies, Inc. (USD) *	52,311
698	SMA Solar Technology A.G. #	16,731
5,499	Solarworld A.G. † #	6,016
286	Vossloh A.G. #	28,665
667	VTG A.G. #	11,428
1,556	Wacker Neuson S.E. † #	22,598
5,025	Yingli Green Energy Holding Co. Ltd. (ADR) * †	9,547
		1,251,151
Technology: 7.0%
6,291	Aixtron S.E. (ADR)	92,226
903	Bechtle A.G. #	42,065
4,530	Dialog Semiconductor Plc * #	60,376
2,586	Kontron A.G. #	14,104
1,312	Suss Microtec A.G. * #	15,062
2,064	Wincor Nixdorf A.G. #	102,948
		326,781
Total Common Stocks (Cost: $4,775,382)		4,473,442
PREFERRED STOCKS: 3.6%
Consumer, Non-cyclical: 1.2%
440	Draegerwerk A.G. & Co. KGaA #	56,997
Industrial: 2.4%
1,109	Jungheinrich A.G. #	46,717
590	Sartorius A.G. #	63,304
		110,021
Total Preferred Stocks (Cost: $158,566)		167,018
REAL ESTATE INVESTMENT TRUST: 1.1% (Cost: $57,073)
5,044	Dundee International	52,826
MONEY MARKET FUND: 1.7% (Cost: $78,279)
78,279	Dreyfus Government Cash Management Fund	78,279
Total Investments Before Collateral for Securities Loaned: 101.6% (Cost: $5,069,301)		4,771,565
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.6% (Cost: $168,070)
168,070	Bank of New York Overnight Government Fund	168,070
Total Investments: 105.2% (Cost: $5,237,371)		4,939,635
Liabilities in excess of other assets: (5.2)%		(242,976)
NET ASSETS: 100.0%		$4,696,659

ADR	American Depositary Receipt
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $160,798.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,221,528 which represents 89.9% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$10,527	$373,724	$—	$384,251
Communications	—	266,012	—	266,012
Consumer, Cyclical	11,513	589,964	—	601,477
Consumer, Non-cyclical	49,866	647,041	—	696,907
Energy	10,158	23,562	—	33,720
Financial	172,236	740,907	—	913,143
Industrial	72,406	1,178,745	—	1,251,151
Technology	92,226	234,555	—	326,781
Preferred Stocks*	—	167,018	—	167,018
Real Estate Investment Trust	52,826	—	—	52,826
Money Market Funds	246,349	—	—	246,349
Total	$718,107	$4,221,528	$—	$4,939,635

* See Schedule of Investments for security type and industry sector breakouts.

During the period ended March 31, 2013, transfers of securities from Level 1 to Level 2 were $36,284. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GULF STATES ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.5%
Bahrain: 2.8%
540,899	Ahli United Bank BSC (USD) #	$308,958
Kuwait: 36.6%
78,750	Boubyan Bank KSC *	176,625
75,000	Boubyan Petrochemicals Co. #	160,647
93,813	Burgan Bank	177,533
257,775	Gulf Bank KSC * #	366,547
271,390	Kuwait Finance House #	771,501
97,842	Kuwait Investment Projects Co. KSCC #	149,423
50,000	Mabanee Co. SAKC #	210,620
320,000	Mobile Telecommunications Co. KSC	863,501
266,465	National Bank of Kuwait SAK #	840,277
185,000	National Industries Group Holding S.A. * #	146,730
110,000	Public Warehousing Co. KSC #	223,915
		4,087,319
Norway: 1.7%
111,727	DNO International ASA * #	194,251
Oman: 3.2%
140,664	Bank Muscat SAOG #	224,607
56,147	Omani Qatari Telecommunications Co. SAOG #	77,201
37,849	Renaissance Services SAOG * #	52,605
		354,413
Qatar: 25.9%
18,647	Barwa Real Estate Co. QSC	127,422
9,012	Commercial Bank of Qatar #	163,182
9,410	Doha Bank QSC	121,600
70,441	Masraf Al Rayan QSC #	481,260
4,792	Qatar Electricity & Water Co. QSC #	182,253
1,868	Qatar Fuel Co.	122,620
25,486	Qatar Gas Transport Co. Ltd. Nakilat	111,647
5,803	Qatar International Islamic Bank #	82,774
9,511	Qatar Islamic Bank SAQ #	184,980
16,095	Qatar National Bank SAQ #	592,263
5,488	Qatar Navigation #	98,427
13,504	Qatar Telecom (Qtel) Q.S.C. #	422,817
81,022	Vodafone Qatar QSC * #	196,951
		2,888,196
United Arab Emirates: 30.3%
386,116	Abu Dhabi Commercial Bank #	442,633
438,303	Air Arabia PJSC #	95,547
313,209	Aldar Properties PJSC #	116,164
132,389	Arabtec Holding Co. PJSC #	75,391
619,881	Dana Gas PJSC * #	75,981
31,818	DP World Ltd. (USD) #	447,177
306,682	Dubai Financial Market PJSC * #	91,252
109,214	Dubai Islamic Bank #	59,797
572,575	Emaar Properties PJSC #	815,570
143,757	First Gulf Bank PJSC #	542,705
206,318	National Bank of Abu Dhabi PJSC #	617,803
		3,380,020
Total Common Stocks (Cost: $9,351,616)		11,213,157

Principal Amount
CONVERTIBLE BOND: 0.0% (Cost: $2,185)
Oman: 0.0%
$ 841	Bank Muscat SAOG 7.00%, 03/20/14 #	2,634
Total Investments: 100.5% (Cost: $9,353,801)		11,215,791
Liabilities in excess of other assets: (0.5)%		(53,469)
NET ASSETS: 100.0%		$11,162,322

USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,514,843 which represents 85.2% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.4%	$160,647
Communications	13.9	1,560,470
Consumer, Cyclical	2.9	319,462
Consumer, Non-cyclical	4.0	447,177
Diversified	1.3	149,423
Energy	4.0	445,457
Financial	65.2	7,308,087
Industrial	4.7	531,168
Utilities	2.6	293,900
	100.0%	$11,215,791

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bahrain	$—	$308,958	$—	$308,958
Kuwait	1,217,659	2,869,660	—	4,087,319
Norway	—	194,251	—	194,251
Oman	—	354,413	—	354,413
Qatar	483,289	2,404,907	—	2,888,196
United Arab Emirates	—	3,380,020	—	3,380,020
Convertible Bond	—	2,634	—	2,634
Total	$1,700,948	$9,514,843	$—	$11,215,791

During the period ended March 31,2013, transfers of securities from Level 1 to Level 2 were $2,551,360 and transfers from Level 2 to Level 1 were $460,716. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Basic Materials: 2.9%
105,915	Andhra Pradesh Paper Mills * #	$375,354
806,062	Chambal Fertilizers & Chemicals Ltd. #	740,081
578,847	Gujarat State Fertilisers & Chemicals Ltd. #	623,884
7,007,452	Ispat Industries Ltd. * #	1,132,713
96,711	Jindal Poly Films Ltd. #	261,184
		3,133,216
Communications: 6.6%
162,241	DEN Networks Ltd. * #	568,150
433,291	Hathway Cable & Datacom Ltd. * #	2,148,009
381,319	Mahanagar Telephone Nigam * #	129,254
211,216	Makemytrip Ltd. (USD) *	2,935,902
329,876	Rediff.com India Ltd. (ADR) *	917,055
1,047,800	Sterlite Technologies Ltd. #	450,124
		7,148,494
Consumer, Cyclical: 19.9%
7,501,730	Alok Industries Ltd. #	1,135,555
1,148,020	Amtek Auto Ltd. #	1,357,238
1,243,075	Amtek India Ltd. #	1,622,639
218,660	Arvind Ltd. #	311,603
325,024	Bombay Dyeing & Manufacturing Co. Ltd. #	527,262
677,616	Cox & Kings Ltd. #	1,600,735
189,166	Eros International Media Ltd. #	602,491
356,636	Gitanjali Gems Ltd. #	3,887,269
177,668	Jet Airways India Ltd. * #	1,694,791
10,268	MRF Ltd. #	2,266,484
281,850	PC Jeweller Ltd. * #	595,144
1,000,786	Rajesh Exports Ltd. #	2,257,450
89,165	Raymond Ltd. #	469,947
95,496	Shree Ganesh Jewellery House Ltd. #	159,454
1,114,015	SpiceJet Ltd. * #	547,334
117,187	SRF Ltd. #	365,457
65,369	State Trading Corp. India of Ltd. #	164,610
154,307	Timken India Ltd. * #	380,196
16,475	TTK Prestige Ltd. #	984,331
1,265,244	TVS Motor Co. Ltd.	751,930
		21,681,920
Consumer, Non-cyclical: 6.5%
36,590	Aanjaneya Lifecare Ltd.	89,910
881,306	Aurobindo Pharma Ltd. #	2,364,813
3,173,473	Bajaj Hindusthan Ltd. #	1,108,693
1,212,580	Balrampur Chini Mills Ltd. * #	973,584
79,500	McLeod Russel India Ltd. #	513,433
196,155	Orchid Chemicals & Pharmaceuticals Ltd. #	226,598
4,638,709	REI Agro Ltd.	862,023
2,356,708	Shree Renuka Sugars Ltd. * #	966,744
		7,105,798
Diversified: 3.1%
84,285	Aban Offshore Ltd. #	409,830
168,953	Century Textile & Industries Ltd. #	893,838
631,608	Delta Corp Ltd. #	478,639
1,933,061	Sintex Industries Ltd. #	1,644,452
		3,426,759
Energy: 6.3%
3,311,335	Gujarat NRE Coke Ltd. #	1,023,491
331,731	Hindustan Oil Exploration Co. Ltd. * #	320,046
790,491	Niko Resources Ltd. (CAD)	4,971,935
89,568	Reliance Industrial Infrastructure Ltd. #	513,975
		6,829,447
Financial: 21.4%
928,786	Anant Raj Industries Ltd. #	1,077,407
55,303	Credit Analysis & Research Ltd.	824,712
588,948	DB Realty Ltd. * #	646,545
1,180,548	Development Credit Bank Ltd. * #	936,973
397,660	Dewan Housing Finance Corp. Ltd. #	1,189,442
139,450	Financial Technologies India Ltd.	1,828,373
90,466	Future Capital Holdings Ltd.	269,983
2,941,877	Housing Development & Infrastructure Ltd. * #	2,512,606
8,243,075	IFCI Ltd.	3,958,496
1,500,597	India Infoline Ltd. #	1,683,462
1,642,499	Indiabulls Real Estate Ltd. * #	1,654,903
1,364,690	JM Financial Ltd. #	406,858
615,570	Karnataka Bank Ltd. #	1,484,128
1,323,807	Manappuram Finance Ltd. #	528,330
18,437	Onelife Capital Advisors Ltd. * #	49,313
1,422,369	Parsvnath Developers Ltd. * #	1,040,651
537,082	SKS Microfinance Ltd. * #	1,212,858
1,096,209	SREI Infrastructure Finance Ltd. #	541,303
611,804	United Bank of India Ltd. #	636,662
959,790	Vijaya Bank Ltd. #	830,503
		23,313,508
Industrial: 18.7%
117,121	ABG Shipyard Ltd. * #	696,580
100,824	BEML Ltd. #	273,315
165,973	BGR Energy Systems Ltd. #	588,571
1,122,557	Era Infra Engineering Ltd. #	2,770,758
549,021	Escorts Ltd. #	500,775
643,610	Gateway Distriparks Ltd. #	1,467,283
142,208	Gravita India Ltd. #	78,669
2,276,407	Hindustan Construction Co. Ltd. * #	574,315
409,037	India Cements Ltd.	629,548
2,674,785	IVRCL Infrastructures & Projects Ltd. * #	951,856
453,641	Jai Corp. Ltd. #	422,583
580,068	Jain Irrigation Systems Ltd. #	656,597
518,528	Madras Cements Ltd. #	2,427,560
2,298,473	Nagarjuna Construction Co. Ltd. #	1,412,226
177,510	Patel Engineering Ltd. #	186,089
300,760	Praj Industries Ltd. #	203,028
1,401,464	Prism Cement Ltd. #	1,086,805
2,613,095	Punj Lloyd Ltd. #	2,692,112
8,391,119	Suzlon Energy Ltd. * #	2,111,269
131,122	Uflex Ltd. #	175,827
273,712	VIP Industries Ltd. #	307,083
193,125	Welspun Corp. Ltd. #	179,134
		20,391,983
Technology: 10.6%
637,169	Educomp Solutions Ltd. #	738,443
2,083,465	Hexaware Technologies Ltd. #	3,249,791
443,083	KPIT Cummins Infosystems Ltd. #	790,070
241,334	MindTree Ltd. #	4,064,950
160,275	NIIT Technologies Ltd. #	833,434
325,231	Polaris Software Lab Ltd. #	666,924
976,475	Rolta India Ltd. #	1,186,963
		11,530,575
Utilities: 3.9%
104,876	BF Utilities Ltd. * #	372,007
3,823,387	GVK Power & Infrastructure Ltd. * #	646,562
241,501	Kalpataru Power Transmission Ltd. #	365,812
6,120,952	Lanco Infratech Ltd. * #	1,166,343
1,540,816	PTC India Ltd. #	1,703,182
		4,253,906
Total Common Stocks (Cost: $129,884,827)		108,815,606
MONEY MARKET FUND: 7.4% (Cost: $8,004,386)
8,004,386	Dreyfus Government Cash Management Fund	8,004,386
Total Investments: 107.3% (Cost: $137,889,213)		116,819,992
Liabilities in excess of other assets: (7.3)%		(7,939,800)
NET ASSETS: 100.0%		$108,880,192

ADR	American Depositary Receipt
CAD	Canadian Dollar
INR	Indian Rupee
USD	United States Dollar

(a)	Represents consolidated Schedule of Investments.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $90,775,739 which represents 83.4% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$—	$3,133,216	$—	$3,133,216
Communications	3,852,957	3,295,537	—	7,148,494
Consumer, Cyclical	751,930	20,929,990	—	21,681,920
Consumer, Non-cyclical	951,933	6,153,865	—	7,105,798
Diversified	—	3,426,759	—	3,426,759
Energy	4,971,935	1,857,512	—	6,829,447
Financial	6,881,564	16,431,944	—	23,313,508
Industrial	629,548	19,762,435	—	20,391,983
Technology	—	11,530,575	—	11,530,575
Utilities	—	4,253,906	—	4,253,906
Money Market Fund	8,004,386	—	—	8,004,386
Total	$26,044,253	$90,775,739	$—	$116,819,992

During the period ended March 31, 2013, transfers of securities from Level 1 to Level 2 were $2,777,413 and transfers from Level 2 to Level 1 were $2,711,191. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDONESIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Basic Materials: 2.1%
14,970,000	Aneka Tambang Tbk PT #	$2,117,339
21,421,000	Borneo Lumbung Energi & Metal Tbk PT * #	1,040,800
21,977,000	Delta Dunia Makmur Tbk PT * #	477,109
69,573,000	G-Resources Group Ltd. (HKD) * #	3,638,403
8,911,000	International Nickel Indonesia Tbk PT #	2,188,280
2,317,091	Intrepid Mines Ltd. (AUD) * #	606,385
		10,068,316
Communications: 9.9%
3,655,000	Indosat Tbk PT #	2,449,254
23,155,000	Media Nusantara Citra Tbk PT #	6,750,619
738,504	Telekomunikasi Indonesia Tbk PT (ADR)	33,291,760
7,646,500	XL Axiata Tbk PT #	4,141,041
		46,632,674
Consumer, Cyclical: 10.8%
44,747,500	Astra International Tbk PT #	36,512,510
351,000	Jardine Cycle & Carriage Ltd. (SGD) #	14,511,653
		51,024,163
Consumer, Non-cyclical: 21.5%
1,412,500	Astra Agro Lestari Tbk PT #	2,698,933
32,353,500	Charoen Pokphand Indonesia Tbk PT #	16,839,155
7,892,000	First Pacific Company Ltd. (HKD) #	10,697,958
28,783,000	Golden Agri-Resources Ltd. (SGD) #	13,466,551
2,070,500	Gudang Garam Tbk PT #	10,453,224
19,686,500	Indofood Sukses Makmur Tbk PT #	15,113,861
9,147,500	Jasa Marga Persero Tbk PT #	5,613,936
91,082,000	Kalbe Farma Tbk PT #	11,632,005
12,544,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	2,499,998
5,132,000	Unilever Indonesia Tbk PT #	12,062,131
		101,077,752
Energy: 8.3%
57,372,000	Adaro Energy Tbk PT #	7,767,511
938,300	Banpu PCL (THB) #	12,111,713
315,686	Bumi Plc (GBP) * #	1,418,084
66,137,000	Bumi Resources Tbk PT #	4,717,634
1,773,500	Indo Tambangraya Megah Tbk PT #	6,499,875
5,529,000	Medco Energi Internasional Tbk PT #	924,430
3,616,000	Tambang Batubara Bukit Asam Tbk PT #	5,376,490
		38,815,737
Financial: 30.6%
33,874,500	Bank Central Asia Tbk PT #	39,849,767
13,753,348	Bank Danamon Indonesia Tbk PT #	9,140,916
28,170,151	Bank Mandiri Persero Tbk PT #	29,094,706
34,285,432	Bank Negara Indonesia Persero Tbk PT #	17,861,160
33,850,000	Bank Rakyat Indonesia Tbk PT #	30,595,335
31,383,500	Bumi Serpong Damai PT #	5,669,460
84,856,500	Lippo Karawaci Tbk PT #	11,987,579
		144,198,923
Industrial: 10.7%
5,942,500	Indocement Tunggal Prakarsa Tbk PT #	14,288,097
12,550,500	Semen Gresik Persero Tbk PT #	22,925,604
6,857,969	United Tractors Tbk PT #	12,916,284
		50,129,985
Utilities: 6.0%
46,146,000	Perusahaan Gas Negara Tbk PT #	28,318,500
Total Common Stocks (Cost: $451,653,340)		470,266,050
MONEY MARKET FUND: 0.0% (Cost: $234)
234	Dreyfus Government Cash Management Fund	234
Total Investments: 99.9% (Cost: $451,653,574)		470,266,284
Other assets less liabilities: 0.1%		502,302
NET ASSETS: 100.0%		$470,768,586

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $436,974,290 which represents 92.8% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$—	$10,068,316	$—	$10,068,316
Communications	33,291,760	13,340,914	—	46,632,674
Consumer, Cyclical	—	51,024,163	—	51,024,163
Consumer, Non-cyclical	—	101,077,752	—	101,077,752
Energy	—	38,815,737	—	38,815,737
Financial	—	144,198,923	—	144,198,923
Industrial	—	50,129,985	—	50,129,985
Utilities	—	28,318,500	—	28,318,500
Money Market Fund	234	—	—	234
Total	$33,291,994	$436,974,290	$—	$470,266,284

See Notes to Schedules of Investments

INDONESIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 95.7%
Basic Materials: 4.0%
6,840,500	Delta Dunia Makmur Tbk PT * #	$148,504
721,242	Intrepid Mines Ltd. (AUD) * #	188,750
		337,254
Consumer, Cyclical: 11.3%
7,296,000	Agis Tbk PT * #	342,256
1,054,600	Energy Earth PCL (THB) #	260,120
844,500	Intraco Penta Tbk PT #	37,965
4,302,000	Waskita Karya Persero Tbk PT * #	319,350
		959,691
Consumer, Non-cyclical: 16.0%
18,193,500	Bakrie Sumatera Plantations Tbk PT #	186,014
1,413,500	BW Plantation Tbk PT #	193,851
2,522,500	Citra Marga Nusaphala Persada Tbk PT #	475,934
970,500	Malindo Feedmill Tbk PT #	310,061
870,000	Sampoerna Agro Tbk PT #	188,364
		1,354,224
Energy: 11.7%
26,497,500	Benakat Petroleum Energy Tbk PT * #	491,545
47,881,500	Energi Mega Persada Tbk PT * #	495,560
		987,105
Financial: 48.1%
48,597,000	Bakrieland Development Tbk PT * #	281,227
4,450,000	Bank Bukopin Tbk PT #	413,770
3,748,000	Bank Pembangunan Daerah Jawa Timur Tbk PT * #	201,170
3,268,000	Bekasi Fajar Industrial Estate Tbk PT * #	327,034
774,000	Gallant Venture Ltd. (SGD) * #	175,089
18,047,500	Kawasan Industri Jababeka Tbk PT * #	559,475
563,000	Lippo Cikarang Tbk PT * #	389,757
15,469,000	Panin Financial Tbk PT * #	390,930
19,961,000	Sentul City Tbk PT * #	639,954
4,153,000	Surya Semesta Internusa Tbk PT #	695,135
		4,073,541
Industrial: 4.6%
1,467,500	Express Transindo Utama Tbk PT * #	151,361
1,960,500	Pembangunan Perumahan Persero Tbk PT #	242,860
		394,221
Total Common Stocks (Cost: $7,968,390)		8,106,036
REAL ESTATE INVESTMENT TRUST: 4.3% (Cost: $334,005)
871,000	Lippo Malls Indonesia Retail Trust #	362,250
MONEY MARKET FUND: 0.0% (Cost: $1,563)
1,563	Dreyfus Government Cash Management Fund	1,563
Total Investments: 100.0% (Cost: $8,303,958)		8,469,849
Liabilities in excess of other assets: (0.0)%		(692)
NET ASSETS: 100.0%		$8,469,157

AUD	Australian Dollar

SGD	Singapore Dollar

THB	Thai Baht

*	Non-income producing

#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $8,468,286 which represents 100.0% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$—	$8,106,036	$—	$8,106,036
Real Estate Investment Trust	—	362,250	—	362,250
Money Market Fund	1,563	—	—	1,563
Total	$1,563	$8,468,286	$—	$8,469,849

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

LATIN AMERICA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 92.1%
Argentina: 0.7%
2,093	Banco Macro S.A. (ADR) * †	$30,809
3,074	Cresud S.A.C.I.F. y A (ADR)	28,865
2,254	Grupo Financiero Galicia S.A. (ADR) †	12,397
		72,071
Australia: 1.0%
81,298	Beadell Resources Ltd. * #	77,285
94,894	Mirabela Nickel Ltd. * † #	27,866
		105,151
Bermuda: 0.3%
11,750	GP Investments Ltd. (BDR) (BRL) *	29,248
Brazil: 31.8%
2,500	Abril Educacao S.A.	58,765
9,150	Aliansce Shopping Centers S.A.	108,673
6,645	American Banknote S.A.	128,247
4,200	Arezzo Industria e Comercio S.A.	84,572
3,750	Autometal S.A.	38,265
7,771	B2W Cia Global Do Varejo *	57,299
15,850	Brasil Brokers Participacoes S.A.	56,474
7,400	Brasil Insurance Participacoes e Administracao S.A.	82,029
14,900	Brazil Pharma S.A.	105,072
39,769	Brookfield Incorporacoes S.A.	49,398
13,233	Equatorial Energia S.A.	132,936
11,150	Estacio Participacoes S.A.	242,229
9,350	Eternit S.A.	41,227
28,950	Even Construtora e Incorporadora S.A.	140,398
6,700	EZ Tec Empreendimentos e Participacoes S.A.	89,952
9,600	Fleury S.A.	90,739
26,834	Gafisa S.A. (ADR) *	104,921
15,316	Gol Linhas Aereas Inteligentes S.A. (ADR) *	91,130
10,900	Helbor Empreendimentos S.A.	72,819
25,400	HRT Participacoes em Petroleo S.A. *	41,857
5,800	Iguatemi Empresa de Shopping Centers S.A.	73,191
5,400	International Meal Co. Holdings S.A.	68,143
8,150	Iochpe Maxion S.A.	107,080
11,250	JHSF Participacoes S.A.	42,868
7,900	Julio Simoes Logistica S.A.	64,115
26,200	LLX Logistica S.A. *	27,228
3,760	LPS Brasil Consultoria de Imoveis S.A.	66,780
5,350	Magazine Luiza S.A.	24,251
22,850	Magnesita Refratarios S.A.	81,415
5,000	Mahle-Metal Leve S.A. Industria e Comercio	69,281
10,550	Mills Estruturas e Servicos de Engenharia S.A.	170,199
10,700	Minerva S.A.	69,365
30,500	MMX Mineracao e Metalicos S.A. *	33,356
10,800	OSX Brasil S.A. *	22,340
15,800	Paranapanema S.A. *	43,395
3,100	Positivo Informatica S.A. *	6,305
12,800	QGEP Participacoes S.A.	75,948
38,700	Refinaria de Petroleos de Manguinhos S.A. *	5,171
13,700	Restoque Comercio e Confeccoes de Roupas S.A.	63,186
33,348	Rossi Residencial S.A.	50,829
5,500	Santos Brasil Participacoes S.A.	82,197
6,200	Sao Martinho S.A.	87,289
6,150	SLC Agricola S.A.	56,729
3,250	Sonae Sierra Brasil S.A.	44,792
3,600	T4F Entretenimento S.A.	15,588
4,250	Technos S.A.	55,839
11,150	Tecnisa S.A.	46,625
2,550	Tegma Gestao Logistica S.A.	40,381
4,000	UNICASA Industria de Moveis S.A.	19,201
163,675	Vanguarda Agro S.A. *	34,829
		3,464,918

Canada: 19.8%
16,454	Alamos Gold, Inc.	225,952
60,308	Aurcana Corp. *	40,370
32,129	AuRico Gold, Inc. (USD) *	202,091
79,137	B2Gold Corp. *	240,718
9,861	Bear Creek Mining Corp. *	27,083
10,490	Canacol Energy Ltd. *	34,387
44,104	Capstone Mining Corp. *	98,120
13,342	Colossus Minerals, Inc. *	40,321
13,165	Continental Gold Ltd. *	84,497
12,739	Endeavour Silver Corp. (USD) *	79,237
10,721	Exeter Resource Corp. (USD) *	12,865
16,173	Fortuna Silver Mines, Inc. *	69,732
33,627	Gran Tierra Energy, Inc. (USD) *	197,727
17,438	Great Panther Silver Ltd. (USD) *	22,669
6,273	MAG Silver Corp. * †	59,528
23,570	McEwen Mining, Inc. (USD) *	67,410
13,298	Parex Resources, Inc. *	60,609
10,579	Petrominerales Ltd. †	64,358
8,493	Primero Mining Corp. *	56,684
20,642	Rio Alto Mining Ltd. *	94,894
10,219	Sandstorm Gold Ltd. *	96,773
25,611	Scorpio Mining Corp. *	17,648
10,530	Silver Standard Resources, Inc. (USD) * †	111,091
30,809	Sulliden Gold Corp Ltd. *	23,959
78,823	Torex Gold Resources, Inc. *	135,012
		2,163,735
Chile: 10.2%
19,874	Administradora de Fondos de Pensiones Provida S.A.	139,046
33,904	AFP Habitat S.A.	65,794
67,893	AquaChile S.A. *	54,646
37,866	Besalco S.A.	70,592
534,307	Cia Sud Americana de Vapores S.A. *	54,111
37,417	Cruz Blanca Salud S.A.	46,900
18,687	Empresas Hites S.A.	22,195
294,690	Empresas Iansa S.A.	22,113
44,336	Inversiones Aguas Metropolitanas S.A.	93,399
308,805	Masisa S.A.	31,110
62,314	Parque Arauco S.A.	160,999
100,985	Ripley Corp. S.A.	115,586
41,656	Salfacorp S.A.	91,926
596,750	Sociedad Matriz SAAM S.A. *	68,345
38,964	Vina Concha y Toro S.A.	78,568
		1,115,330
Luxembourg: 0.7%
9,403	Adecoagro S.A. (USD) *	72,309
Mexico: 13.6%
80,712	Alsea S.A.B de C.V. *	231,848
156,750	Axtel S.A.B. de C.V. *	47,591
8,100	Banregio Grupo Financiero S.A.B. de CV	42,076
66,500	Bolsa Mexicana de Valores S.A.B. de C.V. †	190,431
8,400	Cia Minera Autlan S.A.B de C.V.	7,399
169,450	Consorcio ARA S.A.B. de C.V. *	69,144
54,250	Corp GEO S.A.B de C.V. *	32,678
50,700	Credito Real S.A.B. de CV	87,637
1,970	Desarrolladora Homex S.A.B. de C.V. (ADR) * †	17,612
13,068	Empresas ICA S.A.B. de C.V. (ADR) * †	173,282
18,400	Gruma, S.A.B. de C.V. *	81,353
59,900	Grupo Aeromexico S.A.B. de C.V. *	88,700
8,850	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. †	35,718
20,050	Grupo Famsa S.A.B. de C.V. *	42,660
10,350	Grupo Simec S.A.B de C.V. *	49,129
385,000	TV Azteca S.A. de C.V.	273,053
52,200	Urbi Desarrollos Urbanos S.A.B. de C.V. *	13,439
		1,483,750
Panama: 0.8%
3,788	Banco Latinoamericano de Comercio Exterior S.A. (USD)	93,715
Peru: 0.8%
81,906	Ferreyros S.A.	84,752
Puerto Rico: 2.0%
15,598	First BanCorp. *	97,176
5,825	Oriental Financial Group, Inc.	90,346
1,671	Triple-S Management Corp. *	29,109
		216,631
United Kingdom: 1.0%
109,552	Amerisur Resources Plc * #	92,565
67,817	Patagonia Gold Plc * #	17,042
		109,607
United States: 9.4%
977	Apco Oil and Gas International, Inc. †	12,115
18,799	Argonaut Gold, Inc. (CAD) *	152,487
12,198	BPZ Resources, Inc. *	27,689
11,675	Coeur d'Alene Mines Corp. *	220,190
3,550	First Cash Financial Services, Inc. *	207,107
4,819	Fresh Del Monte Produce, Inc.	130,017
4,259	Gold Resource Corp. †	55,495
4,935	Harvest Natural Resources, Inc. *	17,322
15,180	International Minerals Corp. (CHF) #	57,428
21,041	NII Holdings, Inc. * †	91,108
3,127	Superior Industries International, Inc.	58,412
		1,029,370
Total Common Stocks (Cost: $10,907,126)		10,040,587
PREFERRED STOCKS: 5.8%
Brazil: 5.0%
6,639	Banco ABC Brasil S.A.	53,717
7,100	Banco Daycoval S.A.	42,444
6,650	Banco Industrial e Comercial S.A.	19,745
20,587	Banco Panamericano S.A. *	71,926
5,600	Cia de Ferro Ligas da Bahia	32,424
2,900	Cia Energetica do Ceara	71,756
4,350	Contax Participacoes S.A.	56,830
12,200	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	59,709
14,550	Randon Implementos e Participacoes S.A.	90,724
2,450	Saraiva S.A. Livreiros Editores	34,069
1,685	Telecomunicacoes Brasileiras S.A. *	4,569
		537,913
Chile: 0.8%
27,794	Coca-Cola Embonor S.A.	89,306
Total Preferred Stocks (Cost: $622,507)		627,219
REAL ESTATE INVESTMENT TRUSTS: 2.0%
Mexico: 2.0%
39,200	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	65,474
69,500	Mexico Real Estate Management S.A. de C.V. *	154,739
Total Real Estate Investment Trusts (Cost: $227,844)		220,213
MONEY MARKET FUND: 0.5% (Cost: $57,391)
57,391	Dreyfus Government Cash Management Fund	57,391
Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $11,814,868)		10,945,410
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 7.6% (Cost: $829,018)
829,018	Bank of New York Overnight Government Fund	829,018
Total Investments: 108.0% (Cost: $12,643,886)		11,774,428
Liabilities in excess of other assets: (8.0)%		(870,481)
NET ASSETS: 100.0%		$10,903,947

ADR	American Depositary Receipt

BDR	Brazilian Depositary Receipt

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

USD	United States Dollar

*	Non-income producing

†	Security fully or partially on loan. Total market value of securities on loan is $788,767.

#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $272,186 which represents 2.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	23.8%	$2,611,260
Communications	4.6	507,689
Consumer, Cyclical	16.0	1,749,799
Consumer, Non-cyclical	16.8	1,836,686
Energy	6.1	664,577
Financial	20.5	2,241,047
Industrial	8.4	919,161
Utilities	3.3	357,800
Money Market Fund	0.5	57,391
	100.0%	$10,945,410

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$72,071	$—	$—	$72,071
Australia	—	105,151	—	105,151
Bermuda	29,248	—	—	29,248
Brazil	3,464,918	—	—	3,464,918
Canada	2,163,735	—	—	2,163,735
Chile	1,115,330	—	—	1,115,330
Luxembourg	72,309	—	—	72,309
Mexico	1,483,750	—	—	1,483,750
Panama	93,715	—	—	93,715
Peru	84,752	—	—	84,752
Puerto Rico	216,631	—	—	216,631
United Kingdom	—	109,607	—	109,607
United States	971,942	57,428	—	1,029,370
Preferred Stocks*	627,219	—	—	627,219
Real Estate Investment Trusts*	220,213	—	—	220,213
Money Market Funds	886,409	—	—	886,409
Total	$11,502,242	$272,186	$—	$11,774,428

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Schedules of Investments

ve

POLAND ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Basic Materials: 9.9%
39,441	KGHM Polska Miedz S.A. #	$1,914,165
497,258	Synthos S.A. #	965,195
		2,879,360
Communications: 8.5%
80,190	Cyfrowy Polsat S.A. *	419,139
290,317	Netia S.A. * #	377,080
602,693	Telekomunikacja Polska S.A. #	1,235,991
149,627	TVN S.A. #	438,976
		2,471,186
Consumer, Non-cyclical: 8.9%
75,050	Eurocash S.A.	1,226,432
69,884	Jeronimo Martins, SGPS S.A. (EUR) #	1,363,236
		2,589,668
Energy: 19.3%
60,364	Grupa Lotos S.A. * #	759,131
39,477	Jastrzebska Spolka Weglowa S.A. #	1,134,220
16,818	Lubelski Wegiel Bogdanka S.A. #	617,820
104,019	Polski Koncern Naftowy Orlen S.A. * #	1,645,497
856,977	Polskie Gornictwo Naftowe I Gazownictwo S.A. * #	1,459,116
		5,615,784
Financial: 38.2%
32,303	Bank Handlowy w Warszawie S.A. #	904,737
407,864	Bank Millennium S.A. * #	602,873
39,828	Bank Pekao S.A. #	1,926,384
12,502	BRE Bank S.A. * #	1,315,331
1,310,375	Get Bank S.A. * #	706,136
318,856	Getin Holding S.A. * #	266,970
227,398	Globe Trade Centre S.A. * #	535,759
225,699	PKO Bank Polski S.A. #	2,401,434
18,524	Powszechny Zaklad Ubezpieczen S.A. #	2,302,066
12,357	Warsaw Stock Exchange #	148,945
		11,110,635
Industrial: 0.3%
784,845	Polimex-Mostostal S.A. * #	89,439
Technology: 3.3%
73,872	Asseco Poland S.A. #	955,623
Utilities: 11.4%
91,675	Enea S.A. #	419,245
319,437	Polska Grupa Energetyczna S.A. #	1,645,907
936,670	Tauron Polska Energia S.A. #	1,234,071
		3,299,223
Total Common Stocks (Cost: $35,837,246)		29,010,918
MONEY MARKET FUND: 0.3% (Cost: $86,281)
86,281	Dreyfus Government Cash Management Fund	86,281
Total Investments: 100.1% (Cost: $35,923,527)		29,097,199
Liabilities in excess of other assets: (0.1)%		(30,974)
NET ASSETS: 100.0%		$29,066,225

EUR	Euro

*	Non-income producing

#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $27,365,347 which represents 94.1% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$—	$2,879,360	$—	$2,879,360
Communications	419,139	2,052,047	—	2,471,186
Consumer, Non-cyclical	1,226,432	1,363,236	—	2,589,668
Energy	—	5,615,784	—	5,615,784
Financial	—	11,110,635	—	11,110,635
Industrial	—	89,439	—	89,439
Technology	—	955,623	—	955,623
Utilities	—	3,299,223	—	3,299,223
Money Market Fund	86,281	—	—	86,281
Total	$1,731,852	$27,365,347	$—	$29,097,199

See Notes to Schedules of Investments

RUSSIA ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 94.1%
Basic Materials: 17.7%
3,250,482	Evraz Plc (GBP) #	$11,004,382
4,862,748	JSC MMC Norilsk Nickel (ADR) † #	82,279,379
948,408	Magnitogorsk Iron & Steel Works (GDR) † # Reg S	3,263,456
886,070	Mechel OAO (ADR)	4,483,514
708,738	Novolipetsk Steel (GDR) # Reg S	11,207,134
1,318,019	Petropavlovsk Plc (GBP) #	4,477,189
1,543,844	Polymetal International (GBP) #	20,374,260
3,107,493	Polyus Gold International Ltd. (GBP) * #	10,114,261
1,386,888	Severstal OAO (GDR) † # Reg S	12,342,370
13,218,000	United Company RUSAL Plc (HKD) * † #	6,634,385
1,596,010	Uralkali OJSC (GDR) † #	59,020,991
		225,201,321
Communications: 14.8%
461,339	CTC Media, Inc. (USD)	5,439,187
267,323	Mail.ru Group Ltd. (GDR) # Reg S	7,414,250
928,644	MegaFon OAO (GDR) * # Reg S	28,798,938
2,830,087	Mobile TeleSystems OJSC (ADR)	58,696,004
1,817,889	Rostelecom OJSC (ADR) #	43,542,634
1,369,373	Sistema JSFC (GDR) † # Reg S	25,199,559
1,668,662	VimpelCom Ltd. (ADR)	19,840,391
		188,930,963
Consumer, Non-cyclical: 7.8%
308,768	Global Ports Investments Plc (GDR) † #	4,584,334
1,516,164	Magnit OAO (GDR) † # Reg S	68,645,411
318,216	O’Key Group S.A. (GDR) † Reg S	3,627,662
548,172	Pharmstandard (GDR) * # Reg S	11,309,567
685,063	X5 Retail Group N.V. (GDR) * † # Reg S	11,550,925
		99,717,899
Energy: 38.6%
743,772	Alliance Oil Co. Ltd. * #	5,958,373
312,373	Eurasia Drilling Co. Ltd. (GDR) Reg S	11,131,712
1,646,839	Lukoil (ADR) #	106,117,743
727,584	Novatek OAO (GDR) # Reg S	78,400,535
12,223,616	OAO Gazprom (ADR) #	104,526,059
1,108,679	Raspadskaya OAO (USD) *	2,135,791
9,153,380	Rosneft Oil Co. (GDR) * #	70,001,563
6,351,874	Surgutneftegas OJSC (ADR) #	56,795,516
1,421,405	Tatneft (ADR) #	56,306,912
		491,374,204
Financial: 9.8%
1,340,134	LSR Group (GDR) † # Reg S	5,816,420
6,717,532	Sberbank of Russia (ADR) #	86,421,849
10,308,092	VTB Bank OJSC (GDR) † # Reg S	32,533,895
		124,772,164
Industrial: 1.1%
563,682	Globaltrans Investment Plc (GDR) † Reg S	8,894,902
424,968	OAO TMK (GDR) † # Reg S	5,080,363
		13,975,265
Utilities: 4.3%
104,378,904	E.ON Russia JSC (USD)	8,776,596
2,086,584,571	Federal Grid Co. Unified Energy System JSC (USD) *	10,608,196
162,278,042	IDGC Holding JSC (USD) *	8,882,289
13,168,427,515	Inter Rao Ues OAO (USD) *	7,664,025
7,410,870	Irkutsk Electronetwork Co. JSC (USD) # §	239,308
47,000,507	Mosenergo OAO (USD)	1,953,153
8,513,761	RusHydro OAO (ADR) #	16,639,243
		54,762,810
Total Common Stocks (Cost: $1,479,397,149)		1,198,734,626
PREFERRED STOCKS: 6.0%
Energy: 4.5%
12,301	AK Transneft OAO (USD)	26,349,721
44,323,987	Surgutneftegas OJSC (USD)	30,745,068
		57,094,789
Financial: 1.5%
7,883,426	Sberbank of Russia (USD)	19,075,802
Total Preferred Stocks (Cost: $73,467,798)		76,170,591
MONEY MARKET FUND: 0.0% (Cost: $556,312)
556,312	Dreyfus Government Cash Management Fund	556,312
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $1,553,421,259)		1,275,461,529
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 7.6% (Cost: $96,941,739)
96,941,739	Bank of New York Overnight Government Fund	96,941,739
Total Investments: 107.7% (Cost: $1,650,362,998)		1,372,403,268
Liabilities in excess of other assets: (7.7)%		(97,791,276)
NET ASSETS: 100.0%		$1,274,611,992

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $95,078,980.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,046,601,204 which represents 82.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $239,308 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$4,483,514	$220,717,807	$—	$225,201,321
Communications	83,975,582	104,955,381	—	188,930,963
Consumer, Non-cyclical	3,627,662	96,090,237	—	99,717,899
Energy	13,267,503	478,106,701	—	491,374,204
Financial	—	124,772,164	—	124,772,164
Industrial	8,894,902	5,080,363	—	13,975,265
Utilities	37,884,259	16,639,243	239,308	54,762,810
Preferred Stocks*	76,170,591	—	—	76,170,591
Money Market Funds	97,498,051	—	—	97,498,051
Total	$325,802,064	$1,046,361,896	$239,308	$1,372,403,268

*	See Schedule of Investments for security type and industry sector breakouts.

During the period ended March 31, 2013, transfers of securities from Level 1 to Level 2 were $11,409,201 and transfers from Level 2 to Level 1 were $277,579. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2013:

Common Stocks
Utilities
Balance as of December 31, 2012	$277,578
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(38,270)
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2013	$239,308

See Notes to Schedules of Investments

RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 91.9%
Basic Materials: 9.4%
7,587	Acron JSC (USD)	$322,833
155,984	Highland Gold Mining Ltd. (GBP) #	203,484
1,390,000	IRC Ltd. (HKD) * #	159,971
142,718	Petropavlovsk Plc (GBP) #	484,800
		1,171,088
Communications: 5.3%
56,057	CTC Media, Inc. (USD)	660,912
Consumer, Cyclical: 5.4%
396,577	Aeroflot - Russian Airlines OJSC (USD)	666,873
Consumer, Non-cyclical: 17.6%
141,328	ITE Group Plc (GBP)	585,642
47,215	O’Key Group S.A. (GDR) † Reg S	538,251
51,397	Pharmstandard (GDR) * # Reg S	1,060,393
		2,184,286
Energy: 15.5%
100,508	Alliance Oil Co. Ltd. * #	805,172
128,478	Exillon Energy Plc (GBP) * #	297,858
159,934	Heritage Oil Ltd. (GBP) * #	434,459
164,521	Raspadskaya OAO (USD) *	316,938
124,798	RusPetro Plc (GBP) *	63,956
		1,918,383
Financial: 19.7%
100,063	Etalon Group Ltd. (GDR) * † # Reg S	499,806
190,338	LSR Group (GDR) † # Reg S	826,101
276,971	PIK Group (GDR) * † # Reg S	546,123
324,032	Raven Russia Ltd. (GBP) #	354,135
56,823	Vostok Nafta Investment Ltd. #	216,310
		2,442,475
Industrial: 14.5%
38,372	Globaltrans Investment Plc (GDR) Reg S	605,510
66,089	Novorossiysk Commercial Sea Port (GDR) † # Reg S	549,466
54,270	OAO TMK (GDR) # Reg S	648,781
		1,803,757
Utilities: 4.5%
6,974,900	Mosenergo OAO (USD)	289,849
25,679,000	OGK-2 OAO (USD)	269,861
		559,710
Total Common Stocks (Cost: $12,332,652)		11,407,484
PREFERRED STOCK: 8.0%
Energy: 8.0% (Cost: $823,223)
461	AK Transneft OAO (USD)	987,499
MONEY MARKET FUND: 0.7% (Cost: $84,725)
84,725	Dreyfus Government Cash Management Fund	84,725
Total Investments Before Collateral for Securities Loaned: 100.6%
(Cost: $13,240,600)		12,479,708
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.8% (Cost: $596,303)
596,303	Bank of New York Overnight Government Fund	596,303
Total Investments: 105.4% (Cost: $13,836,903)		13,076,011
Liabilities in excess of other assets: (5.4)%		(670,882)
NET ASSETS: 100.0%		$12,405,129

GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $561,290.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,086,859 which represents 57.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$322,833	$848,255	$—	$1,171,088
Communications	660,912	—	—	660,912
Consumer, Cyclical	666,873	—	—	666,873
Consumer, Non-cyclical	1,123,893	1,060,393	—	2,184,286
Energy	380,894	1,537,489	—	1,918,383
Financial	—	2,442,475	—	2,442,475
Industrial	605,510	1,198,247	—	1,803,757
Utilities	559,710	—	—	559,710
Preferred Stock*	987,499	—	—	987,499
Money Market Funds	681,028	—	—	681,028
Total	$5,989,152	$7,086,859	$—	$13,076,011

*	See Schedule of Investments for security type and industry sector breakouts.

During the period ended March 31, 2013, transfers of securities from Level 1 to Level 2 were $968,221 and transfers from Level 2 to Level 1 were $381,724. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VIETNAM ETF

SCHEDULE OF INVESTMENTS

March 31, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.9%
Basic Materials: 6.7%
4	Hoa Sen Group #	$7
14,069,290	PetroVietnam Fertilizer & Chemical JSC	30,231,255
		30,231,262
Consumer, Cyclical: 5.4%
23,359,450	Minor International PCL (NVDR) (THB) #	19,202,200
280,640	Minor International PCL Warrants (THB 11.82, expiring 05/18/13) *	121,705
3,207,816	Parkson Holdings Bhd (MYR)	4,868,960
		24,192,865
Consumer, Non-cyclical: 8.0%
18,317,300	Charoen Pokphand Foods (THB) #	20,673,196
25,192,976	Ocean Group JSC ‡ #	15,171,534
		35,844,730
Energy: 17.2%
3,422,967	Oil and Natural Gas Corp. Ltd. (INR) #	19,659,117
25,447,768	Petrovietnam Construction Co. ‡ *	6,440,166
6,417,606	PetroVietnam Drilling & Well Services JSC #	12,991,683
3,375,779	Premier Oil Plc (GBP) * #	19,970,778
3,129,134	Soco International Plc (GBP) * #	17,882,565
		76,944,309
Financial: 35.5%
23,016,418	Bank for Foreign Trade of Vietnam JSC	35,168,933
13,724,576	Bao Viet Holdings #	33,174,128
12,307,263	HAGL JSC * #	16,186,849
19,849,032	PetroVietnam Finance JSC #	10,065,476
24,785,020	Saigon Thuong Tin Commercial JSB *	24,379,678
60	Saigon-Hanoi Commercial Joint Stock Bank #	19
30,545,969	Tan Tao Investment Industry Corp. ‡ * #	9,783,757
2	VietNam Joint Stock Commercial Bank for Industry and Trade *	2
9,825,554	Vingroup JSC *	30,026,762
		158,785,604
Industrial: 18.8%
6	Development Investment Construction Corp. #	4
15,446,591	Gamuda Bhd (MYR) #	20,621,366
7,798,466	Gemadept Corp. ‡ #	14,095,243
9,597,460	Hoa Phat Group JSC	11,777,711
18,187,850	Petroleum Technical Services Corp.	12,332,218
7,813,110	Song Da Urban & Industrial Zone Investment & Development JSC ‡ *	7,386,872
33,721,497	Viet Nam Construction & Import-Export JSC ‡ * #	17,927,387
		84,140,801
Utilities: 5.3%
29,146,430	Pha Lai Thermal Power JSC ‡ * #	23,644,816
Total Common Stocks (Cost: $391,416,925)		433,784,387
CLOSED-END FUND: 2.5% (Cost: $9,396,206)
5,370,022	VinaCapital Vietnam Opportunity Fund * #	11,336,208
MONEY MARKET FUND: 0.4% (Cost: $1,647,218)
1,647,218	Dreyfus Government Cash Management Fund	1,647,218
Total Investments: 99.8% (Cost: $402,460,349)		446,767,813
Other assets less liabilities: 0.2%		691,987
NET ASSETS: 100.0%		$447,459,800

GBP	British Pound
INR	Indian Rupee
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
THB	Thai Baht

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $282,386,333 which represents 63.1% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2013 is set forth below:

Affiliates	Value as of December 31, 2012		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value as of March 31, 2013
Gemadept Corp.	$—	(a)	$3,309,264	$—	$—	$—	$14,095,243
Ocean Group JSC	9,083,342		3,902,714	—	—	—	15,171,534
Petrovietnam Construction Co.	—	(a)	2,491,491	—	—	—	6,440,166
Pha Lai Thermal Power JSC	12,809,013		5,059,476	756	(63)	—	23,644,816
Song Da Urban & Industrial Zone Investment & Development JSC	5,653,910		2,446,975	—	—	—	7,386,872
Tan Tao Investment Industry Corp.	5,661,919		2,603,930	346,317	(313,302)	—	9,783,757
Viet Nam Construction & Import-Export JSC	9,249,869		6,308,242	—	—	—	17,927,387
	$42,458,053		$26,122,093	$347,073	$(313,365)	$—	$94,449,775

(a)    As of December 31, 2012, the security was held by the Fund and was not classified as an affiliate.

The summary of inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$30,231,255	$7	$—	$30,231,262
Consumer, Cyclical	4,990,665	19,202,200	—	24,192,865
Consumer, Non-cyclical	—	35,844,730	—	35,844,730
Energy	6,440,166	70,504,143	—	76,944,309
Financial	89,575,375	69,210,229	—	158,785,604
Industrial	31,496,801	52,644,000	—	84,140,801
Utilities	—	23,644,816	—	23,644,816
Closed-End Fund	—	11,336,208	—	11,336,208
Money Market Funds	1,647,218	—	—	1,647,218
Total	$164,381,480	$282,386,333	$—	$446,767,813

During the period ended March 31, 2013, transfers of securities from Level 1 to Level 2 were $23,856,401 and transfers from Level 2 to Level 1 were $16,611,684. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2013 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using pricing vendor quotations, counterparty prices or model prices and are categorized as Level 2 in the fair value hierarchy. Bonds are fair valued using a pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets and are classified as Level 2 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities, dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Basis for Consolidation–The Subsidiary, an Indian exempted company, was incorporated on February 25, 2010 and is currently a wholly-owned subsidiary and acts as an investment vehicle for the India Small-Cap Index ETF (the “SCIF”) in order to effect certain investments on behalf of the SCIF. The SCIF is the sole shareholder of the Subsidiary, and it is intended that the SCIF will remain the sole shareholder and will continue to control the Subsidiary.

Income Taxes–As of March 31, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$102,859,998	$14,115,839	$(14,406,890)	$(291,051)
Brazil Small-Cap ETF	557,442,922	103,537,916	(147,869,185)	(44,331,269)
China ETF	22,759,191	—	—	—
Colombia ETF	3,122,011	314,024	(311,378)	2,646
Egypt Index ETF	49,462,703	1,363,132	(14,137,594)	(12,774,462)
Germany Small-Cap ETF	5,404,101	316,424	(780,890)	(464,466)
Gulf States Index ETF	10,871,011	2,425,447	(2,080,667)	344,780
India Small-Cap Index ETF	145,048,798	3,991,729	(32,220,535)	(28,228,806)
Indonesia Index ETF	452,133,844	74,379,362	(56,246,922)	18,132,440
Indonesia Small-Cap ETF	8,330,142	804,840	(665,133)	139,707
Latin America Small-Cap Index ETF	13,979,591	1,589,919	(3,795,082)	(2,205,163)
Poland ETF	35,989,741	1,235,860	(8,128,402)	(6,892,542)
Russia ETF	1,874,878,327	60,085,105	(562,560,164)	(502,475,059)
Russia Small-Cap ETF	14,920,545	768,160	(2,612,694)	(1,844,534)
Vietnam ETF	446,430,081	56,145,887	(55,808,155)	337,732

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: May 29, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 29, 2013